Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
4.	Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2018	2019
At cost:
Land	$345	$339
Buildings	25,415	24,978
Machinery and equipment	292	395
Leasehold improvements	5,785	5,944
Furniture and fixtures	220	245
Motor vehicles	288	274
Total	32,345	32,175
Less: accumulated depreciation	(4,971)	(6,247)
Construction in process	68	22
Net book value	$27,442	$25,950

Depreciation expenses were $328, $3,801 and $1,223 for the years ended December 31, 2017, 2018 and 2019, respectively.

Buildings of $12,752 (2018: Nil) have been pledged to banks to obtain loan facilities (See Note 8)

In October 2018, the Company signed a rental agreement to lease the former site of Wuxi factories to a third party. The term of the lease is 12 years, with 10 months of rent-free incentive from the date the property is handed over. The property was handed over to the tenant in February 2019.

At December 31, 2019, scheduled minimum rental payments to be received for buildings leased to others were $12,157 and the lease term expires in 2030.

At December 31,	Minimum rental payments
2020	$957
2021	973
2022	1,053
2023	1,053
2024 and thereafter	8,121
Total	$12,157